As filed with the Securities and Exchange Commission
                                on April 8, 1997
                                                   Registration Nos. 333-19497
                                                                     811-08009
==============================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549
                             ____________________

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
          Pre-Effective Amendment No. 1                                    [X]
          Post-Effective Amendment No.                                     [ ]

                                    and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
           Amendment No. 1                                                 [X]
                       (Check appropriate box or boxes.)

                       PBHG INSURANCE SERIES FUND, INC.
               _________________________________________________
              (Exact name of registrant as specified in charter)

     1255  Drummers  Lane
     Suite  300
     Wayne,  Pennsylvania                                           19087-1590
     ________________________________________                       __________
     (Address  of  Principal  Executive  Offices)                   (Zip Code)

Registrant's  Telephone  Number,  Including  Area  Code      (610)  341-9000

                               Harold J. Baxter
                              1255 Drummers Lane
                                   Suite 300
                        Wayne, Pennsylvania 19087-1590

                    (Name and Address of Agent For Service)

                                  Copies to:

Raymond  A.  O'Hara  III,  Esq.                and  to      John M. Zerr, Esq.
Blazzard, Grodd & Hasenauer, P.C.            Pilgrim Baxter & Associates, Ltd.
P.O.  Box  5108                                  1255 Drummers Lane, Suite 300
Westport,  CT  06881                                      Wayne, PA 19087-1590
(203)  226-7866                                                 (610) 341-9000

Approximate  Date  of
Proposed  Public  Offering:
     As  soon  as  practicable  after  the  effective  date  of  this  Filing.

Calculation  of  Registration  Fee  under  the  Securities  Act  of  1933:
     Registrant is registering an indefinite number of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2.
==============================================================================
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


                       PBHG INSURANCE SERIES FUND, INC.

                             CROSS REFERENCE SHEET
                         (as required by Rule 404 (c))

          PART A
N-1A
--------
Item No.                                         Location
--------                                         ------------------------------

1.        Cover Page                             Cover Page

2.        Synopsis.                              Summary; Expense Summary

3.        Condensed Financial Information        Not Applicable

4.        General Description of Registrant      Investment Objectives and
                                                 Policies; General
                                                 Investment Policies and
                                                 Strategies; Risk Factors;
                                                 Investment Limitations;
                                                 General Information--The
                                                 Fund

5.        Management of the Fund                 General Information--
                                                 Directors of the Fund;
                                                 General Information--The
                                                 Adviser; General
                                                 Information--The Sub-
                                                 Adviser (Small Cap Value
                                                 and Large Cap Value
                                                 Portfolios); General
                                                 Information--The
                                                 Administrator and the
                                                 Sub-Administrator; General
                                                 Information--The Transfer
                                                 Agent and Sub-Transfer
                                                 Agent; General Information--
                                                 The Distributor

6.        Capital Stock and Other Securities     General Information--
                                                 Voting Rights; Tax Status,
                                                 Dividends and
                                                 Distributions

7.        Purchase of Securities Being Offered.  Purchases and Redemptions;
                                                 Net Asset Value

8.        Redemption or Repurchase               Purchases and Redemptions;
                                                 Net Asset Value

9.        Pending Legal Proceedings              Not Applicable

          PART B

10.       Cover Page                             Cover Page

11.       Table of Contents                      Table of Contents

12.       General Information and History        The Fund

13.       Investment Objectives and Policies     Description of Permitted
                                                 Investments; Investment
                                                 Limitations; Description
                                                 of Shares

14.       Management of the Fund                 Directors and Officers of
                                                 the Fund; The Administrator
                                                 and Sub-Administrator

15.       Control Persons and Principal Holders  Directors and Officers of
          of Securities                          the Fund

16.       Investment Advisory and Other          The Adviser; The Sub-Adviser;
          Services.                              The Administrator and Sub-
                                                 Administrator; The Distributor

17.       Brokerage Allocation and Other         Portfolio Transactions
          Practices

18.       Capital Stock and Other Securities     Description of Shares

19.       Purchase, Redemption and Pricing of    Purchase and Redemption of
          Securities Being Offered               Shares; Determination of Net
                                                 Asset Value

20.       Tax Status                             Taxes

21.       Underwriters                           The Distributor

22.       Calculation of Performance Data        Performance Information

23.       Financial Statements                   Financial Statements






                                   PART  C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.



                                  PART  A

                      PBHG  INSURANCE  SERIES  FUND,  INC.

                         PROSPECTUS DATED MAY 1, 1997


PBHG Insurance Series Fund, Inc. (the "Fund") is an open-end diversified management investment company authorized to issue multiple series of shares, each representing a diversified portfolio of investments (individually, a "Portfolio" and collectively, the "Portfolios"). The Fund currently has authorized six series.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. The Fund's shares are offered only to (a) insurance companies ("Participating Insurance Companies") to fund benefits under their variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") and (b) tax-qualified pension and retirement plans ("Qualified Plans"), including participant-directed Qualified Plans which elect to make the Portfolios available as investment options for Qualified Plan Participants.

Please read this Prospectus carefully and retain it for future reference. This Prospectus should be read in conjunction with the prospectuses issued by the Participating Insurance Companies for the VA Contracts and VLI Policies that accompany this Prospectus or with the Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors. Additional information about the Fund and the Portfolios is contained in a Statement of Additional Information which has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling the Fund at 1-800-347-9256. The Statement of Additional Information, as amended from time to time, bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of the Fund in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES  OF  THE  FUND ARE AVAILABLE AND ARE BEING OFFERED EXCLUSIVELY (i) AS A
POOLED FUNDING VEHICLE FOR LIFE INSURANCE COMPANIES WRITING ALL TYPES OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS AND (ii) TO TAX-QUALIFIED PENSION AND RETIREMENT PLANS.


                               TABLE OF CONTENTS

                                                                        PAGE

SUMMARY

EXPENSE  SUMMARY

INVESTMENT  OBJECTIVES  AND  POLICIES

GENERAL  INVESTMENT  POLICIES  AND  STRATEGIES

RISK  FACTORS

INVESTMENT  LIMITATIONS

PURCHASES  AND  REDEMPTIONS

NET  ASSET  VALUE

TAX  STATUS,  DIVIDENDS  AND  DISTRIBUTIONS

PERFORMANCE  ADVERTISING

GENERAL  INFORMATION

GLOSSARY  OF  PERMITTED  INVESTMENTS


                                    SUMMARY

THE  FUND

The Fund is an open-end diversified management investment company which currently offers shares of six Portfolios as follows: the PBHG Growth II Portfolio (the "Growth II Portfolio"), PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio"), PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio") and PBHG Select 20 Portfolio (the "Select 20 Portfolio"). Each of the Portfolios has distinct investment objectives and policies. See "Investment Objectives and Policies." Additional Portfolios may be added to the Fund in the future. This Prospectus will be supplemented or amended to reflect the addition of any new Portfolios.

This summary, which provides basic information about the Portfolios and the Fund, is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT ARE THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS? The Growth II Portfolio seeks capital appreciation. The Large Cap Growth and Technology & Communications Portfolios each seek long-term growth of capital. The Small Cap Value Portfolio seeks to achieve above-average total return over a market cycle of three to five years. The Large Cap Value Portfolio seeks long-term growth of capital and income. Current income is a secondary objective. The
Select 20 Portfolio seeks long-term capital appreciation. There can be no assurance that a Portfolio will achieve its investment objective. Each
Portfolio will invest primarily in a variety of equity securities in accordance with its particular investment program and policies. The Growth II Portfolio invests primarily in equity securities of small and medium capitalization companies believed by Pilgrim Baxter & Associates, Ltd. (the "Adviser") to have an outlook for strong earnings growth and the potential for significant capital appreciation. The Large Cap Growth Portfolio invests primarily in equity securities of larger capitalization companies that are perceived by the Adviser to have a strong potential for capital appreciation. The Small Cap Value Portfolio invests primarily in a diversified portfolio of equity securities with market capitalizations in the range of companies represented in the Russell 2000 Index which are deemed by the Adviser and Newbold's Asset Management, Inc. (the "Sub-Adviser") to be relatively undervalued based on certain proprietary measures of value. The Large Cap Value Portfolio invests primarily in a diversified portfolio of equity securities of large capitalization companies which, in the opinion of the Adviser and Sub-Adviser, are undervalued or overlooked by the market. The Technology & Communications Portfolio invests primarily in equity securities of companies, without regard to market capitalization, which rely extensively on science and technology in their product development or operations, or which are expected to benefit from technological improvements and which may be experiencing exceptional growth in sales and earnings driven by technology-related products and services. The Select 20 Portfolio invests primarily in equity securities of a limited number of larger capitalization companies (no more than 20) that are perceived by the Adviser to have a strong potential for capital appreciation.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIOS? Each Portfolio invests in securities that fluctuate in value, and investors should expect each Portfolio's net asset value per share to fluctuate. Each Portfolio may invest in stocks and convertible securities that may be traded in the over-the-counter market. Some of these securities may not be as liquid as exchange-listed stocks. In addition, the Growth II and Small Cap Value Portfolios invest extensively in securities of small capitalization companies and, to a lesser extent, the Technology & Communications Portfolio also invests in small or medium capitalization company stocks and, therefore, may experience greater price volatility than investment companies that invest primarily in more established, larger capitalized companies. Because the Select 20 Portfolio invests in equity securities of a relatively small number of companies, the impact of a change in value of a stock holding may be magnified. Although the Technology & Communications Portfolio will invest in the securities of technology companies in many different industries, many of these industries share common characteristics. Furthermore, equity securities of technology companies may be subject to greater price volatility than securities of companies in many other industries. Each of the Portfolios may invest in equity securities of non-U.S. issuers, which are subject to certain risks not typically associated with domestic securities. Such risks include changes in currency rates and in exchange control regulations, costs associated with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity, less government supervision of securities markets, changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits. The Portfolios also may enter into futures contracts, which are subject to special risks. Such risks include the potential of imperfect correlation between the change in the value of a futures contract purchased or sold and the market value of the securities held by the Portfolios and the risk that the Portfolios may not be able to close out a particular futures contract because of a lack of a liquid secondary market in such futures contract. See "Investment Objectives and Policies", "Risk Factors" and "Glossary of Permitted Investments."

WHO IS THE ADVISER? Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to each Portfolio. Newbold's Asset Management, Inc. serves as the investment sub-adviser to the Small Cap Value and Large Cap Value Portfolios. See "Expense Summary", "The Adviser" and "The Sub-Adviser."

WHO ARE THE ADMINISTRATOR AND SUB-ADMINISTRATOR? PBHG Fund Services serves as the Administrator of the Fund and SEI Fund Resources, an affiliate of the Fund's distributor, serves as Sub-Administrator of the Fund. See "The Administrator and Sub-Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent of the Fund. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company provides the Fund with distribution services. See "The Distributor."

HOW ARE SHARES PURCHASED AND REDEEMED? Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies or through Qualified Plans, including participant-directed Qualified Plans which elect to make the Portfolios available as investment options for Qualified Plan Participants. See "Purchases and Redemptions."


                                EXPENSE SUMMARY

The purpose of this section is to provide you with information about the expenses of the various Portfolios.


SHAREHOLDER TRANSACTION EXPENSES
                                                       Large Cap  Small Cap  Large Cap  Technology &
                                            Growth II  Growth     Value      Value      Communications  Select 20
                                            Portfolio  Portfolio  Portfolio  Portfolio  Portfolio       Portfolio
                                            ---------  ---------  ---------  ---------  --------------  ---------

Sales Load Imposed on Purchases             None       None       None       None       None            None

Sales Load Imposed on Reinvested Dividends  None       None       None       None       None            None

Deferred Sales Load                         None       None       None       None       None            None

Redemption Fees                             None       None       None       None       None            None

Exchange Fees                               None       None       None       None       None            None





ANNUAL OPERATING EXPENSES
(as a percentage of average net assets
after applicable expense reimbursements or
 fee waivers)
                                                          Large Cap   Small Cap   Large Cap   Technology &
                                              Growth II   Growth      Value       Value       Communications   Select 20
                                              Portfolio   Portfolio   Portfolio   Portfolio   Portfolio        Portfolio
                                              ---------   ----------  ----------  ----------  ---------------  ----------

Advisory Fees (after fee waiver)                    .85%        .72%        .77%        .41%             .61%        .61%

12b-1 Fees                                    None        None        None        None        None             None

Other Expenses (after expense reimbursement)        .30%        .38%        .43%        .59%             .59%        .59%

Total Operating Expenses (after fee
       waiver/expense reimbursement)               1.15%       1.10%       1.20%       1.00%            1.20%       1.20%



The Adviser has voluntarily agreed to waive or limit its Advisory Fees or assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.10% and 1.00% of the average daily net assets of the Large Cap Growth and Large Cap Value Portfolios, respectively, through December 31, 1997. Total Operating Expenses include, but are not limited to, expenses such as investment advisory fees, custodian fees, transfer agent fees, audit fees and legal fees. Such waiver of Advisory Fees and possible assumptions of Other Expenses by the Adviser is subject to a possible reimbursement by the Portfolios in future years if such reimbursement can be achieved within the foregoing annual expense limits. Such fee waiver/expense reimbursement arrangements may be modified or terminated at any time after December 31, 1997. Absent such fee waivers/expense reimbursements, the Advisory Fees and estimated Total Operating Expenses for the Large Cap Growth, Small Cap Value, Large Cap Value, Technology & Communications and Select 20 Portfolios would be .75% and 1.13%; 1.00% and 1.43%; .65% and 1.24%; .85% and 1.44%; and .85% and 1.44%, respectively. Given the projected asset size of the Growth II Portfolio, it is not anticipated that a fee waiver or expense reimbursement will be necessary with respect to that Portfolio.

EXAMPLE

An investor in a Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period.

                                        1 Year   3 Years
                                       -------  --------

Growth II Portfolio                    $ 12.00  $  37.00
Large Cap Growth Portfolio             $ 11.00  $  35.00
Small Cap Value Portfolio              $ 12.00  $  38.00
Large Cap Value Portfolio              $ 10.00  $  32.00
Technology & Communications Portfolio  $ 12.00  $  38.00
Select 20 Portfolio                    $ 12.00  $  38.00



The example is based upon estimated Total Operating Expenses for the Portfolios, as set forth in the "Annual Operating Expenses" table above and reflects the fee waiver/expense reimbursement arrangement in effect. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE TABLE DOES NOT REFLECT ADDITIONAL CHARGES AND EXPENSES WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR QUALIFIED PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROSPECTUS OF THE PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR IN THE QUALIFIED PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY QUALIFIED PLAN SPONSORS. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolios. See "The Adviser", "The Sub-Adviser" and "The Administrator."

                      INVESTMENT OBJECTIVES AND POLICIES

GROWTH  II  PORTFOLIO

The Growth II Portfolio seeks capital appreciation. The Portfolio will normally be as fully invested as practicable in common stocks and securities convertible into common stocks, but also may invest up to 5% of its assets in warrants and rights to purchase common stocks. In the opinion of the Adviser, there may be times when the shareholders' interests are best served and the investment objective is more likely to be achieved by having varying amounts of the Portfolio's assets invested in convertible securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues up to $4 billion). The average market capitalizations of holdings in the Portfolio may, however, fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities. In addition, the Portfolio may continue to hold securities of companies whose market capitalizations or annual revenues grow above $4 billion subsequent to purchase, if the company continues to satisfy the other investment policies of the Portfolio.

The Portfolio will seek to achieve its objective by investing in companies believed by the Adviser to have an outlook for strong earnings growth and the potential for significant capital appreciation. Securities will be sold when the Adviser believes that anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. Because of its policy with respect to the sales of investments, the Portfolio may from time to time realize short-term gains or losses. The Portfolio will likely have somewhat greater volatility than the stock market in general, as measured by the S&P 500 Index. Because the investment techniques employed by the Adviser are responsive to near-term earnings trends of the companies whose securities are owned by the Portfolio, portfolio turnover can be expected to be fairly high.

Normally, the Portfolio will purchase only securities traded in the United States or Canada on registered exchanges or in the over-the-counter market. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers (including American Depositary Receipts ("ADRs")), and may invest up to 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board. See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

LARGE  CAP  GROWTH  PORTFOLIO

The Large Cap Growth Portfolio seeks long-term growth of capital. The Portfolio will normally be substantially invested in equity securities (including ADRs and foreign securities). The equity securities in which the Portfolio will invest are common stocks, warrants and rights to purchase common stocks, and debt securities and preferred stock convertible into common stocks. Normally, the Portfolio will purchase exchange-traded and over-the-counter equity securities, including foreign securities traded in the United States. The Portfolio may invest in convertible debt securities rated investment grade by a nationally recognized statistical rating organization ("NRSRO") (i.e., within one of the four highest rating categories).

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of large capitalization companies that, in the Adviser's opinion, have an outlook for strong growth in earnings and potential for capital appreciation. Such companies have market capitalizations in excess of $1 billion. The Adviser also will consider the diversity of industries in choosing investments for the Portfolio.

While it has no present intention to do so, the Portfolio reserves the right to invest up to 10% of its net assets in restricted securities and securities of foreign issuers traded outside the United States and Canada and, for hedging purposes only, to purchase and sell options on stocks and stock indices. The Portfolio may also invest up to 15% of its net assets in illiquid securities, but will not invest more than 5% of its net assets in restricted securities that the Adviser determines are illiquid based on guidelines approved by the Board of Directors of the Fund. See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

SMALL  CAP  VALUE  PORTFOLIO

The Small Cap Value Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of common stocks of small companies with market capitalizations in the range of companies represented in the Russell 2000 Index which are considered to be relatively undervalued based on certain proprietary measures of value.

The current market capitalization of companies in the Russell 2000 Index is typically between $100 million and $1.5 billion. It is expected that securities purchased by the Portfolio will typically exhibit lower price/earnings and price/book value ratios than the average of those in the Russell 2000 Index. Under normal circumstances, the Portfolio will be structured taking into account the economic sector weightings of the Russell 2000 Index, with the Portfolio's sector weightings normally within 10% of the sector weightings of that Index.

In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; current dividend income and the potential for current dividends; low price/earnings ratio relative to other similar companies; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects. The Portfolio may invest in equity securities of companies that are considered to be financially sound and attractive investments based on their operating history, but which may be experiencing temporary earnings declines due to adverse economic conditions that may be company or industry specific or due to unfavorable publicity. The Portfolio may invest in such companies when the Adviser and Sub-Adviser believe that those companies will react positively to changing economic conditions or that such companies have taken or are expected to take actions designed to improve their financial fundamentals or to otherwise increase the market price of their securities. The utilization of a valuation approach may result in investment selections that may be out-of-favor or counter to those of other investors. However, such an approach may also produce significant capital appreciation.

In addition to the Portfolio's primary investment (i.e., 65% of its total assets) in common stocks of undervalued small capitalization companies, the Portfolio may also invest in other equity securities (i.e., preferred stocks, warrants and securities convertible into or exchangeable for common stocks) of such small capitalization issuers. The Portfolio may also utilize futures contracts (i.e., purchase and sell futures contracts) to the extent that (i) aggregate initial margin deposits to establish other than "bona fide hedging" positions does not exceed 5% of the Portfolio's net assets and (ii) the total market value of securities underlying all futures contracts does not exceed 50% of the value of the Portfolio's total assets. In addition, the Portfolio may invest up to 15% of its net assets in restricted or illiquid securities. This limitation does not include any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board. The Portfolio may use high-quality money market investments or short-term bonds to reduce downside volatility during uncertain or declining market conditions and, for temporary defensive purposes, may invest in money market securities or short-term bonds without limitation. See "General Investment Policies and Strategies -- Temporary Defensive Positions" below for a fuller description.

The securities in which the Portfolio invests normally will be traded in the United States or Canada on a registered securities exchange or established over-the-counter market. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers, including ADRs and other similar instruments. In addition, the Portfolio may purchase securities on a when-issued or delayed delivery basis.

See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

LARGE  CAP  VALUE  PORTFOLIO

The Large Cap Value Portfolio seeks long-term growth of capital and income. Current income is a secondary objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in a diversified portfolio of equity securities (i.e., common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) of large capitalization companies which, in the opinion of the Adviser and Sub-Adviser, are undervalued or overlooked by the market. Such large companies have market capitalizations in excess of $1 billion at the time of purchase.

In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earning power to the current market price of its stock; continuing dividend income and the potential for increasing dividend growth; a strong balance sheet with low financial leverage; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; and potential for favorable business developments. The Portfolio may invest in equity securities of companies that are considered to be financially sound and attractive investments based on their long-term operating history, but which may be experiencing temporary earnings declines due to adverse economic conditions that may be company or industry specific or due to unfavorable publicity. The Portfolio may invest in such companies when the Adviser and Sub-Adviser believe that those companies will react positively to changing economic conditions or that such companies have taken or are expected to take actions designed to return their earnings to historical levels or otherwise increase the market price of their securities.

The equity securities in which the Portfolio invests normally will be traded in the United States or Canada on a registered securities exchange or established over-the-counter market. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers, including ADRs, and may also invest up to 15% of its net assets in restricted or illiquid securities. The Portfolio may use high-quality money market investments or short-term bonds to reduce downside volatility during uncertain or declining market conditions. For temporary or defensive purposes, the Portfolio may invest in money market securities or short-term bonds without limitation. The Portfolio may purchase securities on a when-issued or delayed delivery basis.

The utilization of a valuation approach may result in investment selections that may be out-of-favor or counter to those of other investors. However, such an approach may also produce significant capital appreciation. See "Risk Factors" and Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

TECHNOLOGY  &  COMMUNICATIONS  PORTFOLIO

The Technology & Communications Portfolio seeks long-term growth of capital. Current income is incidental to the Portfolio's objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing exceptional growth in sales and earnings driven by technology- or communication-related products and services.

Such technology and communications companies may be in many different industries or fields, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental. As a result of this focus, the Portfolio offers investors the significant growth potential of companies that may be responsible for breakthrough products or technologies or that are positioned to take advantage of cutting-edge developments.

The  Portfolio  will  normally  be  fully invested in common stocks (including
ADRs) of such technology and communications companies, but also may invest in warrants and rights to purchase common stocks and debt securities and preferred stocks convertible into common stocks. Stock selections will not be based on company size, but rather on an assessment of a company's fundamental prospects. As a result, the Portfolio's stock holdings can range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing such scientific advances.

Normally, the Portfolio will purchase securities traded in the U.S. or Canada on registered exchanges or in the over-the-counter market. The Portfolio may also invest, in the aggregate, up to 10% of its net assets in restricted securities and securities of foreign issuers traded outside the U.S. and Canada and, for hedging purposes, may purchase and sell options on stocks or stock indices. The Portfolio also may invest up to 15% of its net assets in illiquid securities. See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

SELECT  20  PORTFOLIO

The Select 20 Portfolio seeks long-term growth of capital. The Portfolio will normally be substantially invested in equity securities (including ADRs and foreign equity securities). The equity securities in which the Portfolio will invest are common stocks, warrants and rights to purchase common stocks, and debt securities and preferred stock that are convertible into common stocks. The Portfolio may invest in convertible debt securities rated investment grade by an NRSRO (i.e., within one of the four higher rating categories). The Adviser will consider the diversity of industries in choosing investments for the Portfolio.

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in the Adviser's opinion, have a strong earnings growth outlook and potential for capital appreciation. Such large companies have market capitalization in excess of $1 billion. Because the Portfolio focuses on equity securities of a small number of companies, the impact of a change in value of a single stock holding may be magnified.

While it has no present intention to do so, the Portfolio reserves the right to invest up to 10% of its net assets in restricted securities and securities of foreign issuers traded outside the United States and Canada and, for hedging purposes only, to purchase and sell options on stocks or stock indices. The Portfolio may also invest up to 15% of its net assets in illiquid securities, but will not invest more than 5% of its net assets in restricted securities that the Adviser determines are illiquid based on guidelines approved by the Board of Directors of the Fund. See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

                  GENERAL INVESTMENT POLICIES AND STRATEGIES

INVESTMENT PROCESS: GROWTH II, LARGE CAP GROWTH, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS

The Adviser's investment process in managing the assets of each Portfolio is both quantitative and fundamental, and is focused on quality earnings growth. In seeking to identify the investment opportunities for the Portfolios, the Adviser begins by creating a universe of rapidly growing companies with market capitalizations within the parameters described for each Portfolio and that possess certain quality characteristics. Using proprietary software and research models that incorporate important attributes of successful growth, such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth, the Adviser creates a universe of growing companies. Then, using fundamental research, the Adviser evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, the Adviser seeks to construct investment portfolios for the Portfolios that possess strong growth characteristics. The Adviser tries to keep each such Portfolio fully invested at all times. Because the universe of companies will undoubtedly experience volatility in stock price, it is important that shareholders in the Portfolios maintain a long-term investment perspective. Of course, there can be no assurance that use of these techniques will be successful, even over the long term.

INVESTMENT  PROCESS:  SMALL  CAP  VALUE  AND  LARGE  CAP  VALUE  PORTFOLIOS

The Sub-Adviser's investment process with respect to the Small Cap Value and Large Cap Value Portfolios, like that of the Adviser, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value and Large Cap Value Portfolios, the Sub-Adviser first creates a universe of companies each of whose current share price is low in relation to its real worth or future prospects. Using custom designed research models and proprietary software, which incorporate certain key elements of value investing (such as consistency of dividend payment, balance sheet strength and, low stock price relative to its assets, earnings, cash flow and business franchise), the Sub-Adviser screens more than 8,000 possible companies and creates an initial universe of statistically attractive value companies. Following the creation of this universe of possible investments, the Sub-Adviser uses its strong fundamental research capabilities to carefully identify securities that are currently out of favor but which have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value. Once constructed, portfolios are continually monitored for change. The Sub-Adviser follows a disciplined valuation approach that requires it to sell any portfolio security that becomes overvalued relative to the market. Sales of portfolio securities are primarily triggered by the relative change in a company's price/earnings ratio. Adverse changes in other key value elements are, of course, factors that would also trigger a sale. Of course, there can be no assurance that use of these techniques will be successful.

PORTFOLIO  TURNOVER

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. It is expected that under normal market conditions, the annual portfolio turnover rate for the Large Cap Value Portfolio will not exceed 100%, and with respect to the Growth II and Large Cap Growth Portfolios will not exceed 150%. It is expected that under normal market conditions, the annual portfolio turnover rate for the Small Cap Value Portfolio will not exceed 200% and with respect to the Select 20 and Technology & Communications Portfolios will not exceed 300%. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolios. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition, high rates of portfolio turnover may adversely affect each Portfolio's status as a "regulated investment company" ("RIC") under Section 851 of the Internal Revenue Code of 1986, as amended ("Code").

TEMPORARY  DEFENSIVE  POSITIONS

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or Sub-Adviser, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective. See "Glossary of Permitted Investments" and the Statement of Additional Information.



                                 RISK FACTORS

SMALL  AND  MEDIUM  CAPITALIZATION  STOCKS

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. The Growth II and Small Cap Value Portfolios invest extensively in securities issued by small capitalization companies and, in certain cases, the Technology & Communications Portfolio invests in securities of issuers with small or medium market capitalizations. While the Adviser and Sub-Adviser intend to invest in small and medium capitalization companies that have strong balance sheets and that the Adviser's and/or Sub-Adviser's research indicates should exceed consensus earnings expectations, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

OVER-THE-COUNTER  MARKET

Each of the Portfolios may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which these Portfolios invest may not be as great as that of other securities and if the Portfolios were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

FOREIGN  SECURITIES

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

INVESTMENTS  IN  TECHNOLOGY  COMPANIES

Equity securities of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Although the Technology & Communications Portfolio will invest in the securities of technology companies operating in various industries, many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on these other, related industries and, thus, may affect the value of the Technology & Communications Portfolio's investments in technology companies. For example, the technology companies in which the Technology & Communications Portfolio invests may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FUTURES  CONTRACTS

The primary risks associated with the use of futures contracts are: (i) imperfect correlations between the change in market value of the securities held by a Portfolio and the prices of futures contracts purchased or sold by a Portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position, which could have an adverse impact on a Portfolio's ability to execute futures and options strategies.

For additional information regarding risks and permitted investments for each Portfolio, see "Glossary of Permitted Investments" and the Statement of Additional Information.

                            INVESTMENT LIMITATIONS

The investment objectives of each Portfolio, the investment limitations set forth below and certain investment limitations contained in the Statement of Additional Information are fundamental policies of the Portfolios. A Portfolio's fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

A  Portfolio,  as  a  fundamental  policy,  may  not:

     1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's total assets.

    2. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

     3. Borrow money except for temporary or for emergency purposes and then only in an amount not exceeding 10% of the value of each Portfolio's total assets (except not exceeding 33 1/3% of the value of total assets with respect to the Growth II and Small Cap Value Portfolios). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making investments.

The foregoing percentages will apply at the time of the purchase of a security.

                           PURCHASES AND REDEMPTIONS

Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies or through Qualified Plans, including participant-directed Qualified Plans which elect to make the Portfolios available as investment options for Qualified Plan participants. Please refer to the prospectus of the sponsoring Participating Insurance Company separate account or to the Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors for instructions on purchasing a VA Contract or VLI Policy and on how to select the Portfolios as investment options for a VA Contract, VLI Policy or Qualified Plan.

     PURCHASES. All investments in the Portfolios are credited to a Participating Insurance Company's separate account immediately upon acceptance of the investments by the Portfolios. Each Participating Insurance Company receives orders from its contract owners to purchase or redeem shares of each Portfolio on each day that the Portfolio calculates its net asset value (a "Business Day"). That night, all orders received by the Participating Insurance Company prior to the close of regular trading on the New York Stock Exchange Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on that Business Day are aggregated, and the Participating Insurance Company places a net purchase or redemption order for shares of the Portfolios during the morning of the next Business Day. These orders are executed at the net asset value (described below under "Net Asset Value") next computed after receipt of such order by the Participating Insurance Company.

Qualified Plan participants may invest in shares of the Portfolios through their Qualified Plans by directing the Qualified Plan trustee to purchase shares for their account. Participants should contact their Qualified Plan sponsors for information concerning the appropriate procedure for investing in the Portfolios. All investments in the Portfolios by Qualified Plans are credited to the Qualified Plans immediately upon acceptance of the investments by the Portfolios. All orders received from Qualified Plans are executed at the net asset value next computed after receipt of such orders by the Portfolios.

The Portfolios reserve the right to reject any specific purchase order. Purchase orders may be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of the Portfolio. A Portfolio may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely effect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners, VLI Policy owners and Qualified Plan participants would be permitted to continue to authorize investments in the Portfolios and to reinvest any dividends or capital gains distributions.

     REDEMPTIONS. Shares of a Portfolio may be redeemed on any Business Day. Redemption orders which are received by a Participating Insurance Company or Qualified Plan prior to the close of regular trading on the NYSE on any Business Day and transmitted to the Fund or its specified agent during the morning of the next Business Day will be processed at the next net asset value computed after receipt of such order by the Participating Insurance Company or Qualified Plan. Redemption proceeds will normally be wired to the Participating Insurance Company or Qualified Plan on the Business Day following receipt of the redemption order by the Participating Insurance Company or Qualified Plan, but in no event later than seven days after receipt of such order.

                                NET ASSET VALUE

Each Portfolio calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Shares are valued as of the close of trading on the NYSE (currently 4:00 p.m., Eastern time). Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the mean between the most recent bid and asked prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined in good faith by the Board of Directors. See "Determination of Net Asset Value" in the Statement of Additional Information.

                    TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

TAXES

For a discussion of the tax status of a VA Contract, VLI Policy or Qualified Plan, refer to the Participating Insurance Company separate account prospectus or Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors.

Each Portfolio intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies and Qualified Plans which hold its shares. Because shares of the Portfolios may be purchased only through VA Contracts, VLI Policies and Qualified Plans, it is anticipated that any income, dividends or capital gain distributions from the Portfolios are taxable, if at all, to the Participating Insurance Companies and Qualified Plans and will be exempt from current taxation of the VA Contract owner, VLI Policy owner, or Qualified Plan participant if left to accumulate within the VA Contract, VLI Policy or Qualified Plan.

INTERNAL  REVENUE  SERVICE  REQUIREMENTS

The Portfolios intend to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of VA Contracts and VLI Policies. See the Statement of Additional Information for more specific information.

DIVIDENDS  AND  DISTRIBUTIONS

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account of a Participating Insurance Company to receive distributions in cash. Participating Insurance Companies and Qualified Plan sponsors will be informed at least annually about the amount and character of distributions from the fund for federal income tax purposes.

                            PERFORMANCE ADVERTISING


From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of each Portfolio refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

Total returns quoted for a Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to any particular Variable Contract or Qualified Plan. Accordingly, the prospectus of the sponsoring Participating Insurance Company separate account or Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of a Portfolio's performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing a Portfolio's performance to that of other mutual funds.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

PUBLIC  FUND  PERFORMANCE

The Large Cap Growth, Technology & Communications and Select 20 Portfolios are newly organized and do not yet have their own performance records. However, the Portfolios have the same investment objectives and follow substantially the same investment strategies as three series of a mutual fund ("public fund") whose shares are currently sold to the public and managed by the Adviser.

Set forth below is the historical performance of each of the corresponding series of the public fund. Investors should not consider the performance data of the series of the public fund as an indication of the future performance of the Portfolios. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the corresponding series of the public fund, and NOT THOSE TO BE PAID BY THE PORTFOLIOS. The figures also do not reflect the deduction of any insurance fees or charges which are imposed by the Participating Insurance Company in connection with its sale of the VA Contracts and VLI Policies. Investors should refer to the separate account prospectuses describing the VA Contracts and VLI Policies for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the Portfolios. Additionally, although it is anticipated that each Portfolio and its corresponding public fund series will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Portfolios to calculate their own performance.

The following tables show average annualized total returns for the time periods shown for the series of the public fund.

LARGE CAP GROWTH PORTFOLIO
                                                   1 Year   Since Inception
                                                   -------  ----------------

CORRESPONDING SERIES OF THE PUBLIC FUND
The PBHG Funds, Inc. - PBHG Large Cap Growth Fund  23.40%        33.42%



TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                          1 Year   Since Inception
                                          -------  ----------------

CORRESPONDING SERIES OF THE PUBLIC FUND
The PBHG Funds, Inc. - PBHG Technology &
Communications Fund                       54.42%        59.16%



SELECT 20 PORTFOLIO
                                               Since Inception
                                               ---------------

CORRESPONDING SERIES OF THE PUBLIC FUND
The PBHG Funds, Inc. - PBHG Large Cap 20 Fund       -1.59%

Results shown are through the period ended December 31, 1996 for each public fund series shown except for the PBHG Large Cap 20 Fund which is through March 31, 1997. The inception dates for each public fund series are April 5, 1995 for the PBHG Large Cap Growth Fund, October 2, 1995 for the PBHG Technology & Communications Fund and December 2, 1996 for the PBHG Large Cap 20 Fund.

HISTORICAL  PERFORMANCE  -  SMALL  CAP  VALUE  PORTFOLIO  MANAGER

Gary D. Haubold, CFA, has managed the Small Cap Value Portfolio since its inception. Mr. Haubold joined the Sub-Adviser in January 1997. Prior to joining the Sub-Adviser, Mr. Haubold was employed by Miller Anderson & Sherrerd ("MAS") from 1993 until January 6, 1997. At MAS, Mr. Haubold served as the co-manager of the Mid Cap Value Portfolio of the MAS Fund and the co-manager of the Small Cap Value Portfolio of the MAS Fund ("MAS Small Cap Value Portfolio"). Prior to joining MAS, Mr. Haubold was Senior Vice President of Wood, Struthers & Winthrop.

Although Mr. Haubold co-managed the MAS Small Cap Value Portfolio from June 1, 1993 through January 6, 1997, Mr. Haubold was the person primarily responsible for the day-to-day management of the MAS Small Cap Value Portfolio during that period. During the time that Mr. Haubold managed the MAS Small Cap Value Portfolio, it had an investment objective, policies, and strategies that were substantially similar to those of the Small Cap Value Portfolio. The cumulative total return for the MAS Small Cap Value Portfolio from January 1, 1995 through December 31, 1996 was 63.59% as compared to 49.65% for the Russell 2000 Index over the same period. The average annual total returns for the MAS Small Cap Value Portfolio for one-year and since the inception of Mr. Haubold's management of the Portfolio (through December 31, 1996) compared with the performance of the Russell 2000 Index were:

     Year                        MAS Small Cap
ended 12/31/96                   Value Portfolio(1)  Russell 2000 Index (2)
-------------------------------  ------------------  ----------------------

1 Year                                       35.15%                  16.51%

Since the inception of
Mr. Haubold's management (6/93)
of the Portfolio                             19.97%                  15.00%

     (1) Average annual total returns reflect changes in share price of the MAS Small Cap Value Portfolio, reinvestment of all dividends and distributions and are net of all fund expenses.

     (2) The Russell 2000 Index is an unmanaged index of common stocks generally representative of the small capitalization U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Historical performance does not indicate future performance. THE MAS SMALL CAP VALUE PORTFOLIO IS A SEPARATE FUND AND ITS HISTORICAL PERFORMANCE IS NOT INDICATIVE OF THE POTENTIAL PERFORMANCE OF THE SMALL CAP VALUE PORTFOLIO. Share prices and investment returns will fluctuate.

PRIVATE  ACCOUNT  PERFORMANCE

The Growth II Portfolio is newly organized and does not yet have its own performance record. However, the Growth II Portfolio has an investment objective, policies and strategies which are substantially similar to those employed by the Adviser with respect to certain Private Accounts.

Thus, the performance information derived from these Private Accounts may be relevant to an investor. The performance of the Growth II Portfolio will vary from the Private Account composite information because the Growth II Portfolio will be actively managed and its investments will vary from time to time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Code which, if applicable, may have adversely affected the performance results of the Private Account Composites.

The chart below shows performance information derived from historical composite performance of the Private Accounts included in the Pilgrim Baxter & Associates, Ltd. Mid-Cap Growth Composite. The performance figures shown for the Growth II Portfolio represent the performance results of the composite of Private Accounts managed in a comparable manner, adjusted to reflect the deduction of the fees and expenses anticipated to be paid by the Growth II Portfolio. Please refer to "Expense Summary" for further information concerning fees and expenses.
The Private Account composite performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses, but do not reflect the deduction of investment advisory fees actually charged to the Private Accounts.

Investors should not consider the performance data of these Private Accounts as an indication of the future performance of the Growth II Portfolio.

The following tables show performance information derived from Private Account historical composite performance reduced by anticipated Growth II Portfolio fees and expenses, as well as comparisons with the S&P 500, an unmanaged index generally considered to be representative of the stock market.

PRIVATE  ACCOUNT  COMPOSITE  PERFORMANCE

                                   1 Year   5 Years   10 Years
                                   -------  --------  --------

Pilgrim Baxter & Associates, Ltd.
Mid-Cap Growth Composite*           12.66%    15.29%     16.14%

S&P 500 Stock Index                 23.07%    15.18%     15.29%

Results shown are through the period ended December 31, 1996. The inception date is January 1, 1983 for the Pilgrim Baxter & Associates, Ltd. Mid-Cap Growth Composite.

                              GENERAL INFORMATION

THE  FUND

The Fund, an open-end management investment company, was incorporated in Maryland in 1997. All consideration received by the Fund for shares of any Portfolio and all assets of such Portfolio belong to that Portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional series.

Each Portfolio of the Fund pays its respective expenses relating to its operation, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares of the Portfolio under federal securities laws, pricing and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

THE  ADVISER

Pilgrim Baxter & Associates, Ltd. is a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. The Adviser currently has discretionary management authority with respect to over $14 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087.

The Adviser serves as the investment adviser to each of the Portfolios under an investment advisory agreement with the Fund (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser either continuously reviews, supervises and administers the investment program of each Portfolio, which includes managing and selecting investments, or, with respect to the Small Cap Value and Large Cap Value Portfolios, oversees the investment management of the Portfolios by the Portfolios' Sub-Adviser, subject to the supervision of, and policies established by, the Board of Directors of the Fund.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the Small Cap Value
Portfolio's average daily net assets, 0.85% of each of the Growth II, Technology & Communications and Select 20 Portfolios' average daily net assets, 0.75% of the Large Cap Growth Portfolio's average daily net assets and 0.65% of the Large Cap Value Portfolio's average daily net assets. The advisory fees paid by each Portfolio are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

THE  SUB-ADVISER  (SMALL  CAP  VALUE  AND  LARGE  CAP  VALUE  PORTFOLIOS)

Newbold's Asset Management, Inc., 950 Haverford Road, Bryn Mawr, Pennsylvania, is a registered investment adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The Sub-Adviser currently has discretionary management authority with respect to over $4 billion in assets. In addition to advising the Portfolios, the Sub-Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, trusts, estates and other investment companies.

The Sub-Adviser serves as the investment sub-adviser for the Small Cap Value and Large Cap Value Portfolios pursuant to a sub-advisory agreement with the Fund and the Adviser ("Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser manages the investments of the Small Cap Value and Large Cap Value Portfolios, selects investments and places all orders for purchases and sales of the Portfolios' securities, subject to the general supervision of the Board of Directors of the Fund and the Adviser.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at an annual rate equal to .65% of the Small Cap Value Portfolio's average daily net assets and .40% of the Large Cap Value Portfolio's average daily net assets.

EXPENSE  LIMITATION  AGREEMENT

In  the  interest  of  limiting  expenses  of  the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"), with respect to each Portfolio, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to not more than 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.10% and 1.00% of the average daily net assets of the Large Cap Growth and Large Cap Value Portfolios, respectively, through December 31, 1997. Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the Total Operating Expense percentages described above.

THE  PORTFOLIO  MANAGERS

The Growth II Portfolio will be managed by Gary L. Pilgrim, CFA, and Bruce J. Muzina. Mr. Pilgrim has served as the Chief Investment Officer of the Adviser since 1990 and has been its President since 1993. Mr. Pilgrim currently manages or co-manages several series of The PBHG Funds, Inc., another mutual fund managed by the Adviser. Mr. Muzina joined the Adviser in 1985 from Citibank, where he was Vice President/Portfolio Manager of U.S. equity portfolios for international institutional accounts. His experience includes security analysis and investment research focused on health care and chemical industries, as well as pension and profit sharing portfolio management at a major advisory firm and at Philadelphia National Bank. Mr. Muzina is an honors MBA graduate of Temple University and received his undergraduate degree from Pennsylvania State University. The Large Cap Growth and Select 20 Portfolios will be managed by James D. McCall. Mr. McCall has been a portfolio manager with the Adviser since 1994. Prior to joining the Adviser, Mr. McCall was a portfolio manager with First Maryland Bank Corporation (May 1992 to November 1994) and a portfolio manager with Provident Mutual Management, Inc. prior to that time. Mr. McCall co-manages two series of The PBHG Funds, Inc. with Mr. Pilgrim and has done so since their inception. Mr. McCall also manages the PBHG Large Cap 20 Fund and has done so since its inception. The Small Cap Value Portfolio will be managed by Gary D. Haubold. (See "Historical Performance - Small Cap Value Portfolio Manager" for biographical information with respect to Mr. Haubold.) The Large Cap Value Portfolio will be managed by James H. Farrell, CFA. Mr. Farrell joined the Sub-Adviser in September, 1996 and is its Chief Investment Officer. Mr. Farrell also manages another mutual fund advised by the Sub-Adviser, two series of The PBHG Funds, Inc., and serves as President of Farrell Seiwell, Inc., an investment adviser. Prior to joining the Sub-Adviser, he was an Investment Counselor in a sole proprietorship for two years. From 1983 to 1994, he was a partner at Cashman, Farrell and Associates, an investment advisory firm.

John F. Force, CFA, will manage the Technology & Communications Portfolio. Mr. Force joined the Adviser in 1993 and is a portfolio manager and equity analyst for the Adviser. He currently co-manages the PBHG Technology & Communications Fund, a series of The PBHG Funds, Inc. Prior to joining the Adviser, Mr. Force was Vice President/Portfolio Manager at Fiduciary Management Associates from July, 1987 to September, 1992.

THE  ADMINISTRATOR  AND  THE  SUB-ADMINISTRATOR

PBHG Fund Services (the "Administrator") provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Fund. The principal place of business of the Administrator is 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087.

SEI Fund Resources (the "Sub-Administrator"), an indirect wholly-owned subsidiary of SEI Corporation ("SEI") and an affiliate of the Fund's distributor, assists the Administrator in providing administrative services to
the  Fund.    For  acting  in  this  capacity,  the  Administrator  pays  the
Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc., and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total average daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion.

THE  TRANSFER  AGENT  AND  SUB-TRANSFER  AGENT

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund under a transfer agent agreement with the Fund.

From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in Qualified Plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, delivering, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or the beneficial owners may reasonably request.

THE  DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, a wholly-owned subsidiary of SEI, provides the Fund with distribution services.

DIRECTORS  OF  THE  FUND

The management and affairs of the Fund are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved agreements under which, as described above, certain companies provide essential management services to the Fund.

VOTING  RIGHTS

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Fund will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Fund will vote together in matters affecting the Fund generally, such as the election of Directors or selection of accountants. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of Directors under certain circumstances. In addition, a Director may be removed by the remaining Directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting. Under current law, a Participating Insurance Company is required to request voting instructions from VA Contract owners and VLI Policy owners and must vote all shares held in the separate account in proportion to the voting instructions received. Qualified Plans may or may not pass through voting rights to Qualified Plan participants, depending on the terms of the Qualified Plan's governing documents. For a more complete discussion of voting rights, refer to the Participating Insurance Company separate account prospectus or the Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors.

     CONFLICTS OF INTEREST. The Portfolio offers its shares to (i) VA Contracts and VLI Policies offered through separate accounts of Participating Insurance Companies which may or may not be affiliated with each other and
(ii) Qualified Plans including Participant-directed Plans which elect to make the Portfolios available as investment options for Qualified Plan participants. Due to differences of tax treatment and other considerations, the interests of VA Contract and VLI Policy owners and Qualified Plan participants participating in the Portfolios may conflict. The Board will monitor the Portfolios for any material conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more Participating Insurance Company separate accounts and/or Qualified Plans to withdraw its investments in the Portfolios. As a result, the Portfolios may be forced to sell securities at disadvantageous prices and orderly portfolio management could be disrupted. In addition, the Board may refuse to sell shares of the Portfolios to any VA
Contract, VLI Policy or Qualified Plan or may suspend or terminate the offering of shares of the Portfolios if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolios.

REPORTING

The Fund issues unaudited financial information semi-annually, and audited financial statements annually for each Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

COUNSEL  AND  INDEPENDENT  ACCOUNTANTS

Katten Muchin & Zavis serves as counsel to the Fund. Coopers & Lybrand, L.L.P. serves as the independent accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A. ("Custodian"), Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as the custodian for the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

MISCELLANEOUS

As of the date of this Prospectus, the Adviser, as each Portfolio's initial shareholder, owned of record or beneficially, all of the outstanding shares of each Portfolio, and may be deemed to be a controlling person of each Portfolio for purposes of the 1940 Act.

                       GLOSSARY OF PERMITTED INVESTMENTS

The  following  is  a  description of permitted investments for certain of the
Portfolios:

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit -- A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities -- Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Instruments -- Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Derivatives -- Derivatives are securities that derive their value from other securities. The following, among others, are considered derivative securities: futures, options on futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPS) and privately issued stripped securities (e.g., TGRs, TRs and
CATS). See elsewhere in this "Glossary of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about the investment policies and limitations applicable to their use.

Equity Securities -- Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value. Forward Foreign Currency Contracts -- Foreign currency exchange transactions may be used to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar, or between foreign currencies in which a Portfolio's portfolio securities are or may be denominated. Such transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into each Portfolio's long-term investment strategies. However, the Adviser believes that it is important to have the flexibility to enter into forward foreign currency contracts when it determines that the best interests of a Portfolio will be served.

When the Adviser believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Portfolio in question may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.

At the maturity of a forward foreign currency contract, a Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Portfolio may realize a gain or loss from currency transactions.

Generally, a Portfolio will enter into forward foreign currency contracts only as a hedge against foreign currency exposure affecting the Portfolio or to hedge a specific security transaction or portfolio position. If a Portfolio enters into forward foreign currency contracts to cover activities which are essentially speculative, the Portfolio will segregate cash or readily marketable securities with its custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding the Portfolio's commitment with respect to such contracts.

Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. Similarly, if the Adviser increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss.

Futures Contracts -- Futures contracts are derivatives. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, securities index or currency at a specified future time and price. A Portfolio will maintain assets sufficient to meet its obligations under such futures contracts in a segregated margin account with the custodian bank or will otherwise comply with the SEC's position on asset coverage. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in the market and interest rates.

Illiquid Securities -- Securities that cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Portfolio has valued the security.

Mortgage-Backed Securities -- Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Receipts -- Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Repurchase Agreements -- Agreements by which a person obtains a security and simultaneously commits to return it to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agents will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. Each Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Adviser and Sub-Adviser will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Directors. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted Securities -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended ("1933 Act"), or an exemption from registration. A Portfolio may invest in restricted securities that the Adviser or Sub-Adviser determines are not illiquid, based on guidelines and procedures developed and established by the Board of Directors of the Fund. The Board of Directors will periodically review such procedures and guidelines and will monitor the Adviser's implementation of such procedures and guidelines. Under these procedures and guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. The Fund may purchase restricted securities sold in reliance upon the exemption from registration provided by Rule 144A under the 1933 Act. Restricted securities may be difficult to value because market quotations may not be readily available. Because of the restrictions on the resale of restricted securities, they may pose liquidity problems for the Portfolios.

Time Deposit -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of STRIPS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest ("IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the portfolio yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories.

Variable and Floating Rate Instruments -- Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants -- Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and Delayed-Delivery Securities -- When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities.


                                    Fund:
                       PBHG INSURANCE SERIES FUND, INC.

                                  Portfolios:
                           PBHG GROWTH II PORTFOLIO
                        PBHG LARGE CAP GROWTH PORTFOLIO
                        PBHG SMALL CAP VALUE PORTFOLIO
                        PBHG LARGE CAP VALUE PORTFOLIO
                  PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                           PBHG SELECT 20 PORTFOLIO

                              Investment Adviser:
                      PILGRIM  BAXTER  &  ASSOCIATES,  LTD.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the PBHG Insurance Series Fund, Inc. (the "Fund") and the PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio, PBHG Small Cap Value Portfolio, PBHG Large Cap Value Portfolio, PBHG Technology & Communications Portfolio and the PBHG Select 20 Portfolio (the "Portfolios"). It should be read in conjunction with the Prospectus dated May 1, 1997. The Prospectus may be obtained without charge by calling 1-800-347-9256.




                               TABLE OF CONTENTS

THE  FUND
DESCRIPTION  OF  PERMITTED  INVESTMENTS
INVESTMENT  LIMITATIONS
THE  ADVISER
THE  SUB-ADVISER
THE  ADMINISTRATOR  AND  SUB-ADMINISTRATOR
THE  DISTRIBUTOR
DIRECTORS  AND  OFFICERS  OF  THE  FUND
PERFORMANCE  INFORMATION
PURCHASE  AND  REDEMPTION  OF  SHARES
DETERMINATION  OF  NET  ASSET  VALUE
TAXES
PORTFOLIO  TRANSACTIONS
DESCRIPTION  OF  SHARES
INFORMATION  ABOUT  THE  TECHNOLOGY  &  COMMUNICATIONS  PORTFOLIO
FINANCIAL  STATEMENTS






May  1,  1997

                                   THE FUND

This Statement of Additional Information relates to all Portfolios of the Fund. Each share of each Portfolio represents an equal proportionate interest in that Portfolio. See "Description of Shares." No investment in shares of a Portfolio should be made without first reading the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Newbold's Asset Management, Inc. ("Sub-Adviser") serves as the investment sub-adviser to the Small Cap Value and Large Cap Value Portfolios. The Adviser and the Sub-Adviser are collectively referred to herein as the "Advisers."

                     DESCRIPTION OF PERMITTED INVESTMENTS

REPURCHASE  AGREEMENTS

Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the Fund's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

FUTURES  CONTRACTS

Futures Transactions. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.

While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. A Portfolio will not purchase or sell futures contracts unless either (1) a futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Advisers expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

OPTIONS

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Portfolios are permitted to utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intend to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by the Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to
(i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." A Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

RISKS  OF  TRANSACTIONS  IN  FUTURES  CONTRACTS  AND  OPTIONS

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading sessions. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

INVESTMENT  COMPANY  SHARES

The Portfolios may invest in shares of money market mutual funds, to the extent set forth under "Investment Limitations" below. Since such funds pay management fees and other expenses, shareholders of a Portfolio would indirectly pay both the Portfolio's expenses and the expenses of underlying funds with respect to the Portfolio's assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are "not part of the same group of investment companies" if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.

ILLIQUID  INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Advisers determine the liquidity of the Fund's investments and, through reports from the Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Advisers may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven (7) days, over the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED  SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

FOREIGN  CURRENCY  TRANSACTIONS

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Advisers expect to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisers.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge", would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the Advisers' skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Advisers anticipate. For example, if a currency's value rose at a time when the Advisers had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Advisers hedge currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisers increase a Portfolio's exposure to a foreign currency, and that currency's value declines, a Portfolio will realize a loss. There is no assurance that the Advisers' use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

The  policies  described  in  this  section  of  the  Statement  of Additional
Information  are  non-fundamental  policies  of  a  Portfolio.

                            INVESTMENT LIMITATIONS

FUNDAMENTAL  POLICIES

Each Portfolio has adopted certain investment restrictions which (in addition to those fundamental investment restrictions set forth in the Prospectus) are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

Each  Portfolio  may  not:

     1. Acquire more than 10% of the voting securities of any one issuer except that such limitation shall only apply to 75% of the Growth II Portfolio's assets.

     2.    Invest  in  companies  for  the  purpose  of  exercising  control.

     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the Portfolio's total assets (except not exceeding 33 1/3% of the value of total assets with respect to the Growth II and Small Cap Value Portfolios). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

     4. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements as described in the Portfolio's prospectus and this Statement of Additional Information.

     5. Pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts.

     6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent a Portfolio from (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the Portfolio's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for that Portfolio (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodity Futures Trading Commission regulations, may be excluded in computing the 5% limit. Each Portfolio (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

     7. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

     8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

     9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

     10. Issue senior securities (as defined in the 1940 Act) except in connection with a permitted borrowing of money or pledging, mortgaging or hypothecating assets, as described in each Portfolio's limitation on borrowing money and each Portfolio's limitation on permitted borrowings and each Portfolio's limitation on pledging, mortgaging or hypothecating assets, or as permitted by rule, regulation or order of the SEC.

     11. Invest in interests in oil, gas or other mineral exploration or development programs.

     12. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's total assets.

     13. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

NON-FUNDAMENTAL  POLICIES

In addition to the foregoing, and the policies set forth in the Portfolios' Prospectus, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

Each  Portfolio  may  not:

     1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

     2. Purchase or sell puts, calls, straddles, spreads, and any combination thereof, if by reason thereof, the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

     THE  ADVISER

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement obligates the Adviser to: (1) provide a program of continuous investment management for each Portfolio in accordance with the Portfolio's investment objectives, policies and limitations; (2) make investment decisions for each Portfolio; and (3) place orders to purchase and sell securities for each Portfolio, subject to the supervision of the Board of Directors. The Advisory Agreement requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Fund. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Fund. (See the Prospectus for a description of expenses borne by the Fund.)

The Adviser is entitled to a fee which is calculated daily and paid monthly. The fees to be paid under the Advisory Agreement are set forth in the Prospectus.

The Adviser has agreed to waive or limit its Advisory Fees or assume certain operating expenses of the Portfolios as described in the Prospectus.

The continuance of the Advisory Agreement with respect to each Portfolio after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement with respect to each Portfolio may be terminated (i) at any time without penalty by the Fund upon the vote of a majority of the Directors or by vote of the majority of the outstanding voting securities of such Portfolio upon sixty (60) days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days' written notice to the Fund. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

                                THE SUB-ADVISER

The Fund, on behalf of the Small Cap Value and Large Cap Value Portfolios, and the Adviser have entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Newbold's Asset Management, Inc. ("Sub-Adviser"). The Sub-Advisory Agreement provides certain limitations on the Sub-Adviser's liability, but also provides that the Sub-Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates the Sub-Adviser to: (1) manage the investment operations of the Small Cap Value and Large Cap Value Portfolios and the composition of these Portfolios' investment portfolios, including the purchase, retention and disposition thereof in accordance with these Portfolios' investment objectives, policies and limitations; (2) provide supervision of the Small Cap Value and Large Cap Value Portfolios' investments and to determine from time to time what investments and securities will be purchased, retained or sold by these Portfolios and what portion of the assets will be invested or held uninvested in cash; and (3) determine the securities to be purchased or sold by the Small Cap Value and Large Cap Value Portfolios and place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement with respect to the Small Cap Value and Large Cap Value Portfolios, respectively, after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolios and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement with respect to the Small Cap Value and Large Cap Value Portfolios may be terminated (i) by the Fund, without the payment of any penalty, by the vote of a majority of the Directors of the Fund or by the vote of a majority of the outstanding voting securities of a Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than sixty (60) days' nor less than thirty (30) days' written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on ninety (90) days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

                    THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Fund and PBHG Fund Services (the "Administrator") entered into an Administrative Services Agreement (the "Administrative Agreement") on April 1, 1997, pursuant to which the Administrator oversees the administration of the business and affairs of the Fund, including services provided to it by various third parties. The Administrator was organized as a Pennsylvania business trust and has its principal place of business at 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of 0.15.% of the average daily net assets of each Portfolio of the Fund. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 1998 and shall thereafter continue in effect for successive periods of one year, unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

The Fund, the Administrator and SEI Fund Resources (the "Sub-Administrator") entered into the Sub-Administrative Services Agreement ("Sub-Administrative Agreement") on April 1, 1997 pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Fund. The Sub-Administrator is a wholly-owned subsidiary of SEI Financial Management Company ("SEI Financial"), which is a wholly-owned subsidiary of SEI Corporation ("SEI"). The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Under the Sub-Administrative Agreement, the Sub-Administrator is entitled to a fee from the Administrator, which is calculated daily and paid monthly, (i) at an annual rate of .07% of the average daily net assets of each series of the Fund, including the Portfolios, with respect to the first $2.5 billion of the total average daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc.; and (ii) at the annual rate of .025% of average daily net assets of each series of the Fund, including the Portfolios, with respect to the total average daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion. The Sub-Administrative Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 1998 and shall thereafter continue in effect for successive periods of one year, unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

                                THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement") dated April 1, 1997 pursuant to which the Distributor serves as principal underwriter for the Fund. The Distributor will receive no compensation for serving in such capacity.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.

                      DIRECTORS AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Directors under the laws of the State of Maryland. The Directors and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The age of each Director and officer is indicated in the parenthesis.

JOHN R. BARTHOLDSON (51) - Director - Triumph Group Holdings, Inc. (manufacturing), 1255 Drummers Lane, Suite 200, Wayne, PA 19087-1590. Chief Financial Officer and Director, the Triumph Group Holdings, Inc. Since 1992. Senior Vice President and Chief Financial Officer, Lukens, Inc., 1978-1992.

HAROLD J. BAXTER (50)* - Director - Chairman, Chief Executive Officer and Director, the Adviser, 1255 Drummers Lane, Suite 300, Wayne, PA 19087-1590. Trustee, the Administrator since May 1996 and Chief Executive Officer, Newbold's Asset Management, Inc., 950 Haverford Road, Bryn Mawr, PA 19010, since June 1996.

JETTIE M. EDWARDS (49) - Director - Syrus Associates, 76 Seaview Drive, Santa Barbara, California 93108. Consultant, Syrus Associates since 1986. Trustee, Provident Investment Counsel Trust (investment company) since 1992.

ALBERT A. MILLER (62) - Director - 7 Jennifer Drive, Holmdel, New Jersey 07733. Principal and Treasurer, JK Equipment Exporters since 1995. Advisor and Secretary, The Underwoman Shoppes Inc. (retail clothing stores) since 1980. Merchandising Group Vice President, R.H. Macy & Co. 1958-1995 (retired).

GARY PILGRIM (55) - President - President, Treasurer and Director, the Adviser since 1982. Trustee, the Administrator since May 1996.

SANDRA K. ORLOW (42) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1983 and SEI Financial since June 1996.

KEVIN P. ROBINS (35) - Vice President, Assistant Secretary - Senior Vice President, Secretary and General Counsel of SEI, the Sub-Administrator and the Distributor since 1994. Vice President and Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1992 and SEI Financial since June 1996. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

KATHRYN L. STANTON (37) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1994 and SEI Financial since June 1996. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

TODD CIPPERMAN (30) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1995 and SEI Financial since June 1996. Associate, Dewey Ballantine (law firm) 1994-1995, Associate, Winston & Strawn (law firm) 1991-1994.

BARBARA A. NUGENT (40) - Vice President, Assistant Secretary - Vice President and Assistant Secretary, SEI since April 1996. Associate, Drinker, Biddle & Reath (law firm), 1994-1996. Assistant Vice President, Delaware Service Company, Inc. (transfer agent), 1988-1993.

STEPHEN G. MEYER (31) - Chief Financial Officer and Controller - Director of Internal Audit and Risk Management at SEI Corporation since 1992. Senior Associate at Coopers & Lybrand, LLP (accounting firm), 1990-1992.

MICHAEL HARRINGTON (27) - Assistant Vice President - Mutual Fund Coordinator, the Adviser since 1994. Secretary, the Administrator since May 1996. Account Manager, SEI, 1991-1994.

LEE T. CUMMINGS (32) - Vice President - Director of Mutual Fund Operations, the Adviser since 1996. Treasurer, the Administrator since May 1996. Investment Accounting Officer, Delaware Group of Funds, 1994-1996. Vice
President, Fund/Plan Services, Inc., 1992-1994. Assistant Vice President, Fund/Plan Services, Inc., 1990-1992.

BRIAN BEREZNAK (34) - Vice President and Assistant Secretary - Trustee and President, the Administrator since May 1996, Chief Operating Officer, the Adviser from 1989 through December 31, 1996.

JOHN M. ZERR (34) - Vice President and Secretary - General Counsel and Secretary, the Adviser since November 1996. Vice President and Assistant Secretary, Delaware Management Company, Inc. and the Delaware Group of Funds, 1995-1996. Associate, Ballard Spahr Andrews & Ingersoll (law firm), 1987-1995.

JANE A. KANTER (47) - Vice President and Assistant Secretary - Partner, Katten Muchin & Zavis, 1025 Thomas Jefferson Street, N.W., East Lobby - Suite 700, Washington, D.C. 20007 (law firm) since 1994. Partner, Freedman Levy Kroll & Simonds (law firm), 1987-1994.
___________________

     * Mr. Baxter is a Director who may be deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

Each current Director of the Fund who is not an "interested person" of the Fund is expected to receive the following compensation during the fiscal year ending December 31, 1997:

                                     Pension or
                                     Retirement                      Total
                      Aggregate      Benefits         Estimated      Compensation
                      Compensation   Accrued as Part  Annual         from Registrant
Name of Person,       from           of Fund          Benefits Upon  and Fund Complex
Position              Registrant     Expenses         Retirement     Paid to Directors*
--------------------  -------------  ---------------  -------------  -------------------

John R. Bartholdson,  $      16,500  N/A              N/A            $            47,000
Director

Harold J. Baxter,     N/A            N/A              N/A            N/A
Director**

Jettie M. Edwards,    $      16,500  N/A              N/A            $            47,000
Director

Albert A. Miller,     $      16,500  N/A              N/A            $            47,000
Director

       *   The Fund is expected to pay approximately $13,000 to each Director who is not an  "interested  person"  of  the  Fund for the fiscal year ending December 31, 1997. In addition, the Fund will compensate each member $500 for each Board and committee meeting attended.  The  Portfolio  is  expected  to  pay  its  proportionate  share of the total compensation,  based  on  its  total  net assets relative to the total net assets of the
Fund.

   **    Mr.  Baxter is a Director who may be deemed to be an "interested person" of the
Fund,  as  that  term  is defined in the 1940 Act, and consequently will be receiving no compensation  from  the  Fund.

As each Portfolio's initial shareholder, the Adviser holds all of the outstanding shares, both beneficially and of record, of each Portfolio as of the date of this Statement of Additional Information.

                            PERFORMANCE INFORMATION

From time to time, a Portfolio may advertise yield and/or total return. Such performance data for a Portfolio should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

COMPUTATION  OF  YIELD

From time to time, a Portfolio may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION  OF  TOTAL  RETURN

From time to time, a Portfolio may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

                       PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Fund: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Portfolio are offered on a continuous basis.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

                       DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the mean between the most recent bid and asked prices. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the mean between the most recent bid and asked prices. However, debt securities (other than short-term obligations) including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined
in  good  faith  by  the  Board  of    Directors.

                                     TAXES

The following is only a summary of certain income tax considerations generally affecting a Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

FEDERAL  INCOME  TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By maintaining its qualifications as a RIC, each Portfolio intends to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, a Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Portfolio owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

SECTION  817  DIVERSIFICATION  REQUIREMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (that is, the assets of the Portfolios), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a VA Contract or VLI Policy owner with respect to the increase in the value of the VA Contract or VLI Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The  Treasury  Regulations  amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

Each Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

                            PORTFOLIO TRANSACTIONS

The Advisers are authorized to select brokers and dealers to effect securities transactions for each Portfolio. The Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Advisers seek to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. In the case of securities traded in the over-the-counter market, the Advisers expect normally to seek to select primary market makers.

The Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Advisers will be in addition to and not in lieu of the services required to be performed by the Advisers under the Advisory Agreement and Sub- Advisory Agreement. If, in the judgment of the Advisers, the Portfolios or other accounts managed by the Advisers will be benefitted by supplemental research services, the Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Advisers will not necessarily be reduced as a result of the receipt of such supplemental information, and such services may not be used exclusively, or at all, with respect to each Portfolio or account generating the brokerage, and there can be no guarantee that the Advisers will find all of such services of value in advising the Portfolios.

It is expected the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' or the Fund's expenses. Because shares of the Portfolios are not marketed through intermediary broker-dealers, it is not the Portfolios' practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Advisers may place orders for the purchase or sale of portfolio securities with qualified broker-dealers who refer clients to the Portfolios. The Directors, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Directors may determine, the Advisers may consider sales of Fund shares or VA Contracts and VLI Policies as a factor in the selection of dealers to execute portfolio transactions for the Fund.

The Directors have adopted a Code of Ethics governing personal trading by persons who manage, of who have access to trading activity by, the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

                             DESCRIPTION OF SHARES

The Fund is authorized to issue 500,000,000 shares of each Portfolio and to create additional portfolios of the Fund. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

          INFORMATION ABOUT THE TECHNOLOGY & COMMUNICATIONS PORTFOLIO

The Technology & Communications Portfolio seeks opportunities in many explosive growth fields.

COMPUTERS  AND  SOFTWARE

     - The Adviser believes that the home personal computer market is currently only 38% penetrated and could reach 50% penetration by the year 2000.

     - At the end of 1993, there were 50 personal computers for every 100 U.S. workers, compared to only 22 per 100 workers in Europe, 17 per 100 in Japan, and 1 per 100 in Asia Pacific -- so the Adviser believes that worldwide market for personal computers could be significant.

     - Software companies are currently averaging 30% - 70% annual revenue growth rates.

COMMUNICATIONS

     - The Adviser believes that the wireless equipment market could grow to $20 billion over the next four years -- 20-fold increase.

     - 48% of all U.S. capital investment is in information technology, up from 35% in the early '90s and 25% in the early '80s.

     - 60% of U.S. households are wired for cable -- triple the number ten years ago.

SEMICONDUCTORS  AND  ELECTRONICS

     - The Adviser believes semiconductor sales growth could go as high as 20% per year from now until 2000.

     - The Adviser believes the CD-ROM market could potentially deliver a 45% compound annual growth between 1995 and 2000.

FINANCIAL  STATEMENTS


A Statement of Assets and Liabilities of each of the Portfolios as of April 4, 1997, and the report of Coopers & Lybrand, L.L.P., Independent Accountants, with respect thereto, is set forth below.

                                                PBHG INSURANCE SERIES FUND, INC.
                                              STATEMENTS OF ASSETS AND LIABILITIES

                                                         APRIL 4, 1997

                                                                                      LARGE CAP          SMALL CAP
                                                                   GROWTH II            GROWTH              VALUE
                                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
           -----------------------------------------------------------------------------------------------------------
           ASSETS:

             Cash                                                       $16,700            $16,700            $16,700
             Organizational Cost                                        $10,000            $10,000            $10,000
                                                                        -------            -------            -------
                     Total Assets                                       $26,700            $26,700            $26,700
                                                                        -------            -------            -------
           LIABILITIES:

                Accrued Expenses                                        $10,000            $10,000            $10,000
                                                                        -------            -------            -------
           NET ASSETS:

               Portfolio  shares  (authorized  500,000,000
               shares - $0.001  par value) based on 1,670,
               1,670 and 1,670 outstanding shares of common
               stock                                                    $16,700            $16,700            $16,700
                                                                        =======            =======            =======
           -----------------------------------------------------------------------------------------------------------
           Total Net Assets                                             $16,700            $16,700            $16,700
           -----------------------------------------------------------------------------------------------------------

           NET ASSET VALUE PER SHARE                                     $10.00             $10.00             $10.00

                                                                   LARGE CAP         TECHNOLOGY &
                                                                     VALUE            COMMUNICATIONS     SELECT 20
                                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
           -----------------------------------------------------------------------------------------------------------
           ASSETS:

             Cash                                                       $16,700            $16,600            $16,600
             Organizational Costs                                       $10,000            $10,000            $10,000
                                                                        -------            -------            -------
                     Total Assets                                       $26,700            $26,600            $26,600
                                                                        -------            -------            -------
           LIABILITIES:

                Accrued Expenses                                        $10,000            $10,000            $10,000
                                                                        -------            -------            -------
           NET ASSETS:

               Portfolio  shares  (authorized  500,000,000
               shares - $0.001  par value) based on 1,670,
               1,660 and 1,660 outstanding shares of common
               stock                                                    $16,700            $16,600            $16,600
                                                                        =======            =======            =======
           -----------------------------------------------------------------------------------------------------------
           Total Net Assets                                             $16,700            $16,600            $16,600
           -----------------------------------------------------------------------------------------------------------

           NET ASSET VALUE PER SHARE                                     $10.00             $10.00             $10.00


The accompanying notes are an integral part of the statements of assets and liabilities.


NOTES TO STATEMENTS OF ASSETS AND LIABILITIES
APRIL 4, 1997                                   PBHG INSURANCE SERIES FUND, INC.


(1)  ORGANIZATION

The PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with six series: the PBHG Growth II Portfolio (the "Growth II Portfolio"), PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio"), PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio") and PBHG Select 20 Portfolio (the "Select 20 Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). To date, the Fund has had no transactions other than those relating to organization matters and the issuance of shares of common stock to Pilgrim Baxter & Associates, Ltd. (the "Adviser"). Each of the Portfolios has distinct investment objectives and policies that are described in the prospectus.

(2) SIGNIFICANT ACCOUNTING POLICIES

Organizational Costs - All organizational costs incurred with the start up of the Portfolios will be amortized on a straight line basis over a period of sixty months commencing with operations. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Federal Income Taxes - Each Portfolio intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent that such income and gains are distributed to the separate accounts of the Participating Insurance Companies and Qualified Plans which hold its shares. Because shares of the Portfolios may be purchased only through VA Contracts, VLI Policies and Qualified Plans, it is anticipated that any income, dividends or capital gain distributions from the Portfolios are taxable, if at all, to the Participating Insurance Companies and Qualified Plans and will be exempt from current taxation of the VA Contract owner, or Qualified Plan participant if left to accumulate within the VA Contract, VLI Policy or Qualified Plan.

(3) INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Small Cap Value Portfolio, 0.85% of the average daily net assets of the Growth II. Technology & Communications and Select 20 Portfolios, 0.75% of the average daily net assets of the Large Cap Growth Portfolio, and 0.65% of the average daily net assets of the Large Cap Value Portfolio.

Newbold's Asset Management, Inc. ("Newbold") serves as the sub-adviser to the Small Cap Value and Large Cap Value Portfolios. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Newbold receives a fee from the Adviser at an annual rate of 0.65% of the Small Cap Value Portfolio's average daily net assets and 0.40% of the Large Cap Value Portfolio's average daily net assets. Newbold receives no fees directly from the Small Cap Value and Large Cap Value Portfolios.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"), with respect to each Portfolio, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to not more than 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.10% and 1.00% of the average daily net assets of the Large Cap Growth and Large Cap Value Portfolios, respectively, through December 31, 1997. Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the Total Operating Expense percentages described above.

PBHG Fund Services (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

SEI Fund Resources (the "Sub-Administrator"), an indirect wholly-owned subsidiary of SEI Corporation (SEI) and an affiliate of the Fund's distributor, assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.025% of the average daily net assets of the Fund.

SEI Financial Services Company, a wholly-owned subsidiary of SEI, provides the Fund with distribution services.

DST Systems, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund under a transfer agent agreement with the Fund. CoreStates Bank, N.A. serves as the custodian for the Fund.





                      REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholder and Board of Directors of PBHG Insurance Series Fund, Inc.:

We have audited the accompanying Statement of Assets and Liabilities of PBHG Insurance Series Fund, Inc. (the "Fund"), comprised of the Growth II Portfolio, the Large Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, the Technology & Communications Portfolio, and the Select 20 Portfolio, as of April 4, 1997. This financial statement is the responsibility of the Funds management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of PBHG Insurance Series Fund, Inc. as of April 4, 1997 in conformity with generally accepted accounting principles.


/s/COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
April 8, 1997


                          PART C: OTHER INFORMATION

ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

(a)    Financial  Statements:

     The Financial Statements filed as part of this Registration Statement are as follows:

          Statements of Assets and Liabilities of each of the Portfolios as of April 4, 1997*

          Report  of  Independent  Accountants  -  Coopers  & Lybrand, L.L.P.*

     *  Included  in  Part  B  of  this  Registration  Statement

(b)    Exhibits:

     1          Articles  of  Incorporation*

     2          By-Laws

     3          Not  Applicable

     4          Not  Applicable

     5(a) Form of Investment Advisory Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd.

     5(b)    Form  of  Investment  Sub-Advisory  Agreement  between  and among the  Registrant,  on  behalf  of  the  Small  Cap  Value  and Large
           Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc.

     6          Form  of  Distribution  Agreement  between  the  Registrant and  SEI  Financial  Services  Company

     7          Not  Applicable

     8          Form  of  Custodian  Agreement  between  the  Registrant  and
           CoreStates  Bank,  N.A.

     9(a)    Form  of  Transfer  Agency  Agreement  between  the  Registrant and  DST  Systems,  Inc.

     9(b)    Form  of  Administrative  Services  Agreement  between  the
           Registrant  and  PBHG  Fund  Services

     9(c)    Form  of  Sub-Administrative  Services  Agreement  between  the
           Registrant  and  SEI  Fund  Resources

     9(d)    Form  of  Expense  Limitation  Agreement  between  the
           Registrant  and  Pilgrim  Baxter  &  Associates,  Ltd.

     9(e)    Form  of  Fund  Participation  Agreement

     9(f)    Form  of  Organizational  Expense  Reimbursement  Agreement

     10(a)  Opinion  of  Counsel  (Blazzard,  Grodd  &  Hasenauer,  P.C.)

     10(b)  Consent  of  Counsel  (Katten  Muchin  &  Zavis)

     11        Consent  of  Independent  Accountants

     12        Not  Applicable

     13        Form  of  Stock  Subscription  Agreement

     14        Not  Applicable

     15        Not  Applicable

     16        Not  Applicable

     17        Not  Applicable

     18        Not  Applicable

     24        Not  Applicable

     27        Not  Applicable

      * Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically with the Commission on January 10, 1997.

ITEM  25.    PERSONS  CONTROLLED  BY  OR  UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM  26.    NUMBER  OF  HOLDERS  OF  SECURITIES

Pilgrim Baxter & Associates, Ltd., as the initial shareholder of each Portfolio of the Fund, holds all of the outstanding shares of the Fund.

ITEM  27.    INDEMNIFICATION

     The  Articles  of  Incorporation of the Registrant include the following:

                                  ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the 1940 Act. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

     The  By-Laws  of  the  Registrant  include  the  following:

                                  ARTICLE VI

                                Indemnification

     "The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

ITEM  28.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with
Pilgrim Baxter &                                        Connection
Associates, Ltd.           Name of Other Company        with Other Company
-------------------------  ---------------------------  -----------------------

Harold J. Baxter           PBHG Fund Services           Trustee
Director, Chairman &
Chief Executive Officer    United Asset Management      Member, Board of
                           Corporation                  Directors


                           Newbold's Asset Management,  Chief Executive Officer
                           Inc.

Gary L. Pilgrim
Director, President,
Secretary, Treasurer &     PBHG Fund Services           Trustee
Chief Investment Officer


Brian F. Bereznak          PBHG Fund Services           President and Trustee
Chief Operating Officer
(from 1989 through 1996)

Eric C. Schneider          Newbold's Asset Management,  Chief Financial Officer
Chief Financial Officer    Inc.

John M. Zerr               Newbold's Asset Management,  General Counsel
General Counsel            Inc.

Business  and  Other  Connections  of  Sub-Adviser:

Name and Position with
Newbold's Asset                                    Connection
Management, Inc.          Name of Other Company    with Other Company
------------------------  -----------------------  ------------------------

Harold J. Baxter          Pilgrim Baxter &         Director, Chairman &
Chief Executive Officer   Associates, Ltd.         Chief Executive Officer

                          PBHG Fund Services       Trustee

                          United Asset Management  Member, Board of
                          Corporation              Directors

Brian F. Bereznak         Pilgrim Baxter &         Chief Operating Officer
Director                  Associates, Ltd.         (from 1989 through 1996)

                          PBHG Fund Services       President and Trustee

Gary L. Pilgrim           Pilgrim Baxter &         Director, President,
Director                  Associates, Ltd.         Treasurer & Chief
                                                   Investment Officer

                          PBHG Fund Services       Trustee

Timothy M. Havens         None                     None
Chairman

James Farrell             Farrell Seiwell, Inc.    President
Chief Investment Officer

David W. Jennings         Pilgrim Baxter &         Director of Client
President & Chief         Associates, Ltd.         Service
Operating Officer

Eric C. Schneider         Pilgrim Baxter &         Chief Financial Officer
Chief Financial Officer   Associates, Ltd.

John M. Zerr              Pilgrim Baxter &         General Counsel
General Counsel           Associates, Ltd.


ITEM  29.    PRINCIPAL  UNDERWRITERS

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

SEI Liquid Asset Trust                  November 29, 1982
SEI Tax Exempt Trust                    December 3, 1982
SEI Index Funds                         July 10, 1985
SEI Institutional Managed Trust         January 22, 1987
SEI International Trust                 August 30, 1988
Stepstone Funds                         January 30, 1991
The Advisors' Inner Circle Fund         November 14, 1991
The Pillar Funds                        February 28, 1992
CUFund                                  May 1, 1992
STI Classic Funds                       May 29, 1992
CoreFunds, Inc.                         October 30, 1992
First American Funds, Inc.              November 1, 1992
First American Investment Funds, Inc.   November 1, 1992
The Arbor Fund                          January 28, 1993
1784 Funds (R)                          June 1, 1993
MarquisSM Funds                         August 17, 1993
Morgan Grenfell Investment Trust        January 3, 1994
Inventor Funds, Inc.                    August 1, 1994
The Achievement Funds Trust             December 27, 1994
Bishop Street Funds                     January 27, 1995
CrestFunds, Inc.                        March 1, 1995
STI Classic Variable Trust              August 18, 1995
Ark Funds                               November 1, 1995
Monitor Funds                           January 11, 1996
FMB Funds, Inc.                         March 1, 1996
SEI Asset Allocation Trust              April 1, 1996
Turner Funds                            April 30, 1996
The PBHG Funds, Inc.                    June 1, 1996
SEI Institutional Investments Trust     June 14, 1996
First American Strategy Funds, Inc.     October 1, 1996

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.

                                                              Positions and
Name and Principal                                            Offices with
Business Address      Position and Office with Underwriter    Registrant
--------------------  --------------------------------------  -------------------

Alfred P. West, Jr.   Director, Chairman                                        -
                      & Chief Executive Officer

Henry H. Greer        Director, President                                       -
                      & Chief Executive Officer

Carmen V. Romeo       Director, Executive Vice President                        -
                                                 & Treasurer

Gilbert L. Beebower   Executive Vice President                                  -

Richard B. Lieb       Executive Vice President, President -                     -
                      Investment Services Division

Leo J. Dolan, Jr.     Senior Vice President                                     -

Carl A. Guarino       Senior Vice President                                     -

Jerome Hickey         Senior Vice President                                     -

Larry Hutchinson      Senior Vice President                                     -

David G. Lee          Senior Vice President                                     -

Steven Kramer         Senior Vice President                                     -

William Madden        Senior Vice President                                     -

Jack May              Senior Vice President                                     -

A. Keith McDowell     Senior Vice President                                     -

Dennis J. McGonigle   Senior Vice President                                     -

Hartland J. McKeown   Senior Vice President                                     -

Barbara J. Moore      Senior Vice President                                     -

James V. Morris       Senior Vice President                                     -

Steven Onofrio        Senior Vice President                                     -

Kevin P. Robins       Senior Vice President, General Counsel  Vice President &
                      and Secretary                           Assistant Secretary

Robert Wagner         Senior Vice President                                     -

Patrick K. Walsh      Senior Vice President                                     -

Kenneth Zimmer        Senior Vice President                                     -

Marc H. Cahn          Vice President & Assistant Secretary                      -

Robert Crudup         Vice President & Managing Director                        -

Vic Galef             Vice President & Managing Director                        -

Kim Kirk              Vice President & Managing Director                        -

John Krzeminski       Vice President & Managing Director                        -

Carolyn McLaurin      Vice President & Managing Director                        -

Donald Pepin          Vice President & Managing Director                        -

Mark Samuels          Vice President & Managing Director                        -

Wayne M. Withrow      Vice President & Managing Director                        -

Mick Duncan           Vice President & Team Leader                              -

Vicki Malloy          Vice President & Team Leader                              -

Robert Aller          Vice President                                            -

Gordon W. Carpenter   Vice President                                            -

Todd Cipperman        Vice President & Assistant Secretary                      -

Ed Daly               Vice President                                            -

Jeff Drennen          Vice President                                            -

Kathy Heilig          Vice President                                            -

Michael Kantor        Vice President                                            -

Samuel King           Vice President                                            -

Donald H. Korytowski  Vice President                                            -

Robert S. Ludwig      Vice President & Team Leader                              -

W. Kelso Morrill      Vice President                                            -

Barbara A. Nugent     Vice President & Assistant Secretary    Vice President &
                                                              Assistant Secretary

Sandra K. Orlow       Vice President & Assistant Secretary    Vice President &
                                                              Assistant Secretary

Larry Pokora          Vice President                                            -

Kim Rainey            Vice President                                            -

Paul Sachs            Vice President                                            -

Steve Smith           Vice President                                            -

Daniel Spaventa       Vice President                                            -

Kathryn L. Stanton    Vice President & Assistant Secretary    Vice President &
                                                              Assistant Secretary

William Zawaski       Vice President                                            -

James Dougherty       Director of Brokerage Services                            -

     c.  None.

ITEM  30.  LOCATION  OF  ACCOUNTS  AND  RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

     (a)    With  respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

     CoreStates  Bank,  N.A.
     Broad  and  Chestnut  Streets
     P.O.  Box  7618
     Philadelphia,  PA  19101

     (b)    With  respect  to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
(4);  (5);  (6);  (8);  (9);  (10);  (11) and 31a-1(f), the required books and records  are  currently  maintained  at  the  offices  of  Registrant's
Sub-Administrator:

     SEI  Fund  Resources
     One  Freedom  Valley  Road
     Oaks,  PA  19456

     (c)    With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim  Baxter  &  Associates,  Ltd.
     1255  Drummers  Lane,  Suite  300
     Wayne,  PA    19087

     Newbold's  Asset  Management,  Inc.
     950  Haverford  Road
     Bryn  Mawr,  PA  19010

ITEM  31.    MANAGEMENT  SERVICES:

None

ITEM  32.    UNDERTAKINGS

     Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Fund, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

     Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

     Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Registrant or the effective date of the Registrant's 1933 Act Registration Statement.


                                  SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 8th day of April, 1997.

                                   PBHG  INSURANCE  SERIES  FUND,  INC.
                                   _______________________________________
                                          Registrant


                                   By:  /S/  HAROLD  J.  BAXTER
                                       ___________________________________
                                       Harold  J.  Baxter
                                       Chairman  and  Chief  Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons on the 8th day of April, 1997 in the capacities and on the dates indicated.

SIGNATURE AND TITLE                                         DATE


/S/ HAROLD J. BAXTER       Chairman and Chief Executive    4/8/97
------------------------   Officer, and Director           ------
Harold J. Baxter


       *                   Director
------------------------                                   -------
John R. Bartholdson


       *                   Director
------------------------                                   -------
Jettie M. Edwards


       *                   Director
------------------------                                   -------
Albert A. Miller


       *                   Chief Financial Officer
------------------------   and Controller                  -------
Stephen G. Meyer


                               *By: /S/ HAROLD J. BAXTER
                                    ------------------------------------
                                    Harold J. Baxter
                                    Attorney-in-Fact


                                POWER OF ATTORNEY

     We, the undersigned Directors of the PBHG Insurance Series Fund, Inc. (the "Fund"), whose signatures appear below, hereby make, constitute and appoint Harold J. Baxter, John M. Zerr and Jane A. Kanter, and each of them acting individually, to be our true and lawful attorneys and agents, each of them with the power to act without any other and with full power of substitution, to execute, deliver and file in each undersigned Director's capacity as shown below, any and all instruments that said attorneys and agents may deem necessary or advisable to enable the Fund to comply with the Securities Act of 1933, as amended, including any and all pre-effective and post-effective amendments to the Fund's registration statement, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder in connection with the registration of shares or additional shares of common stock of the Fund or any of its series or classes thereof, and the registration of the Fund or any of its series under the Investment Company Act of 1940, as amended, including any and all amendments to the Fund's registration statement; and without limitation of the foregoing, the power and authority to sign the name of the Fund on its behalf, and to sign the name of each such Director on his or her behalf, and we hereby grant to said attorney or attorneys, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as if we might or could do personally in our capacity as aforesaid and we ratify, confirm and approve all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his and her signatures as the same may be signed by said attorney or attorneys.

      SIGNATURE                    TITLE                       DATE


/s/ HAROLD J. BAXTER               Director                   4-8-97
-----------------------                                     ----------
Harold J. Baxter

/s/ JOHN R. BARTHOLDSON            Director                   4-8-97
-----------------------                                     ----------
John R. Bartholdson

/s/ JETTIE M. EDWARDS              Director                   4-8-97
-----------------------                                     ----------
Jettie M. Edwards

/s/ ALBERT A. MILLER               Director                   4-8-97
-----------------------                                     ----------
Albert A. Miller


                                POWER OF ATTORNEY

     We, the undersigned Officers of the PBHG Insurance Series Fund, Inc. (the "Fund"), whose signatures appear below, hereby make, constitute and appoint Harold J. Baxter, John M. Zerr and Jane A. Kanter, and each of them acting individually, to be our true and lawful attorneys and agents, each of them with the power to act without any other and with full power of substitution, to execute, deliver and file in each undersigned Officer's capacity as shown below, any and all instruments that said attorneys and agents may deem necessary or advisable to enable the Fund to comply with the Securities Act of 1933, as amended, including any and all pre-effective and post-effective amendments to the Fund's registration statement, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder in connection with the registration of shares or additional shares of common stock of the Fund or any of its series or classes thereof, and the registration of the Fund or any of its series under the Investment Company Act of 1940, as amended, including any and all amendments to the Fund's registration statement; and without limitation of the foregoing, the power and authority to sign the name of the Fund on its behalf, and to sign the name of each such Officer on his or her behalf, and we hereby grant to said attorney or attorneys, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as if we might or could do personally in our capacity as aforesaid and we ratify, confirm and approve all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his signatures as the same may be signed by said attorney or attorneys.


      SIGNATURE                    TITLE                       DATE


/s/ HAROLD J. BAXTER               Chairman and Chief         4-8-97
-----------------------            Executive Officer        ----------
Harold J. Baxter

                                   Vice President and
-----------------------            Assistant Secretary      ----------
Brian F. Bereznak

/s/ STEPHEN G. MEYER               Chief Financial Officer    4-8-97
-----------------------            and Controller           ----------
Stephen G. Meyer

                                   EXHIBIT LIST

Exhibit                                                         Sequentially
Number         Description                                      Numbered Pages

EX-99.B2       Bylaws

EX-99.B5(a)    Form of Investment Advisory Agreement between the
               Registrant and Pilgrim Baxter & Associates, Ltd.

EX-99.B5(b)    Form of Investment Sub-Advisory Agreement between
               and among the Registrant, on behalf of the Small
               Cap Value and Large Cap Value Portfolios, Pilgrim
               Baxter & Associates, Ltd. and Newbold's Asset
               Management, Inc.

EX-99.B6 Form of Distribution Agreement between the Registrant and SEI Financial Services Company

EX-99.B8       Form of Custodian Agreement between the Registrant and
               CoreStates Bank, N.A.

EX-99.B9(a)    Form of Transfer Agency Agreement between the Registrant
               and DST Systems, Inc.

EX-99.B9(b)    Form of Administrative Services Agreement between the
               Registrant and PBHG Fund Services

EX-99.B9(c)    Form of Sub-Administrative Services Agreement between the
               Registrant and SEI Fund Resources

EX-99.B9(d)    Form of Expense Limitation Agreement between the
               Registrant and Pilgrim Baxter & Associates, Ltd.

EX-99.B9(e)    Form of Fund Participation Agreement

EX-99.B9(f)    Form of Organizational Expense Reimbursement Agreement

EX-99.B10(a)   Opinion of Counsel (Blazzard, Grodd & Hasenauer, P.C.)

EX-99.B10(b)   Consent of Counsel (Katten Muchin & Zavis)

EX-99.B11      Consent of Independent Accountants

EX-99.B13      Form of Stock Subscription Agreement